Goodwill (Tables)	12 Months Ended
Jan. 31, 2026
Goodwill
Schedule of goodwill

	January 31,	January 31,
	2026	2025
Balance at beginning of period	924,755	760,413
Acquisition of OCR	—	52,112
Acquisition of ASD	—	35,604
Acquisition of BoxTop	—	7,747
Acquisition of MCP	—	13,429
Acquisition of Sellercloud	—	72,059
Acquisition of 3GTMS	50,115	—
Acquisition of Finale	22,547	—
Adjustments on account of foreign exchange	28,366	(16,609)
Balance at end of period	1,025,783	924,755